26. EMPLOYEE BENEFITS (Details 14) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Actuarial gain (loss) on obligation		R$ 166,540	R$ 393,743	R$ (137,859)
Total cost of actuarial losses and (gains)	[1]	32,031	8,016	5,661
Post-employment healthcare benefits
Disclosure of defined benefit plans [line items]
Actuarial gain (loss) on obligation		170,445	210,257	(97,501)
Total cost of actuarial losses and (gains)		R$ 170,445	R$ 210,257	R$ (97,501)

[1]	Actuarial (gain)/loss results from the fluctuation in the investments comprised in the CBS's asset portfolio.